HSBC FUNDS

HSBC U.S. Government Money Market Fund
HSBC U.S. Treasury Money Market Fund
(collectively, the “Money Market Funds”)

Supplement dated April 16, 2020 to the Prospectus dated February 28, 2020 (the “Prospectus”)

Upon the recommendation of HSBC Global Asset Management (USA) Inc., the Board of Trustees of HSBC Funds has approved the expansion of the net asset value (“NAV”) calculation times for the Money Market Funds. Effective April 17, 2020, the initial NAV calculation time for the Money Market Funds will change from 10:00 a.m. Eastern Time (“ET”) to 8:00 a.m. ET. The final NAV calculation time for each of the Money Market Funds will remain unchanged. Accordingly, effective April 17, 2020, the following update is made to the Money Market Funds’ Prospectus:

The second paragraph under the “Pricing of Fund Shares” section on page 22 of the Prospectus is deleted in its entirety and replaced with the following:

The NAV of the Funds is determined every hour starting at 8:00 a.m. Eastern Time on each day on which U.S. bond markets are open for trading (a “Money Market Business Day”). The final NAV is determined at 5:00 p.m. Eastern Time for the HSBC U.S. Government Money Market Fund and at 2:00 p.m. Eastern Time for the HSBC U.S. Treasury Money Market Fund. The Funds reserve the right to amend the times at which they determine NAV, or to determine NAV more or less frequently. The Funds reserve the right to close early based on recommendations by the Securities Industry and Financial Markets Association. If such closing time is prior to the time at which a Fund currently determines its NAV, the earlier closing time will be treated as the last time by which orders on that Money Market Fund Business Day must be received and NAV is calculated.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HSBC FUNDS

HSBC U.S. Government Money Market Fund
HSBC U.S. Treasury Money Market Fund
(collectively, the “Money Market Funds”)

Supplement dated April 16, 2020 to the Statement of Additional Information (“SAI”) dated February 28, 2020

Upon the recommendation of HSBC Global Asset Management (USA) Inc., the Board of Trustees of HSBC Funds has approved the expansion of the net asset value (“NAV”) calculation times for the Money Market Funds. Effective April 17, 2020, the initial NAV calculation time for the Money Market Funds will change from 10:00 a.m. Eastern Time (“ET”) to 8:00 a.m. ET. The final NAV calculation time for each of the Money Market Funds will remain unchanged. Accordingly, effective April 17, 2020, the following update is made to the Money Market Funds’ SAI:

The first paragraph under the “Determination of Net Asset Value” section on page 38 of the SAI is deleted in its entirety and replaced with the following:

The net asset value per share (NAV) of each of the Funds is determined every hour starting at 8:00 a.m. Eastern time on each day on which U.S. bond markets are open for trading (a “Money Market Business Day’’). The final NAV is determined at 5:00 p.m. Eastern time for the Government Money Market Fund and at 2:00 p.m. Eastern time for the U.S. Treasury Money Market Fund. The Funds reserve the right to amend the times at which they determine NAV, or to determine NAV more or less frequently. An order for shares of any Fund received in good order on a Money Market Business Day prior to the last determination of the NAV for that Fund will receive the dividend declared for the Fund on that Money Market Business Day. An order for shares of a Fund received in good order on a Money Market Business Day after the last NAV determination for that Fund will be effected at the first NAV determined on the next Money Market Business Day, and will start earning dividends on that Money Market Business Day.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE SAI FOR FUTURE REFERENCE.